Fair value measurement	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Fair value measurement
34. Fair value measurement
The reported amount of derivative instruments, whether assets or liabilities, reflects their fair value at the reporting date.
The carrying amount of cash and cash equivalents, financial assets and trade receivables, as adjusted for impairment where necessary as required by IFRS 9, approximates their estimated realizable value and their fair value. Lease liabilities are reported at present value, while all of the other financial liabilities recorded at amortized cost approximate fair value.
For units in investment funds sensitivity has not been calculated as the valuation is made on the basis of the latest available net asset value (NAV).
Categories of financial assets and liabilities according to IFRS 7
The following tables provide a breakdown for financial assets by category at December 31, 2023:

	At December 31, 2023
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	11,110	—	11,110	21	—	11,110	—
Cash and cash equivalents	—	—	296,279	296,279	24	—	296,279	—
Trade receivables	—	—	240,457	240,457	20	—	240,457	—
Other non-current financial assets	4,421	—	29,477	33,898	18	—	30,133	3,765
Other current financial assets	56,880	28,440	5,597	90,917	22	29,581	7,970	53,366
Total Financial assets	61,301	39,550	571,810	672,661		29,581	585,949	57,131

The following table provides an additional breakdown for other current financial assets at December 31, 2023:

	At December 31, 2023
	Financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Private equity	22,399	—	—	22,399	—	—	22,399
Money market funds and floating income	2,093	16,692	—	18,785	16,692	2,093	—
Real estate funds	12,146	—	—	12,146	—	—	12,146
Fixed income	—	11,748	—	11,748	11,748	—	—
Private debt	10,106	—	—	10,106	—	280	9,826
Hedge funds	8,995	—	—	8,995	—	—	8,995
Guarantee deposits	—	—	5,431	5,431	—	5,431	—
Equity	1,141	—	—	1,141	1,141	—	—
Financial receivables	—	—	166	166	—	166	—
Total other current financial assets	56,880	28,440	5,597	90,917	29,581	7,970	53,366
The following table presents the changes in level 3 items for the years ended December 31, 2023 and 2022:

(€ thousands)	Fair value Level 3
	2023	2022
At January 1	215,727	201,290
Investments	10,140	21,343
Disposals	(169,645)	(12,529)
Fair value adjustments	1,647	4,355
Realized gains	(49)	254
Exchange rate gains	(689)	1,014
At December 31	57,131	215,727
The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available NAV.

	At December 31, 2022
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	22,454	—	22,454	21	—	22,454	—
Cash and cash equivalents	—	—	254,321	254,321	24	—	254,321	—
Trade receivables	—	—	177,213	177,213	20	—	177,213	—
Other non-current financial assets	3,958	—	32,282	36,240	18	—	32,861	3,379
Other current financial assets	289,743	26,852	4,299	320,894	22	30,076	78,470	212,348
Total Financial assets	293,701	49,306	468,115	811,122		30,076	565,319	215,727

The following table provides an additional breakdown for other current financial assets at December 31, 2022:

	At December 31, 2022
	Financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts (*)	114,975	—	—	114,975	—	—	114,975
Fixed income	64,017	9,110	—	73,127	9,110	47,114	16,903
Hedge funds	46,761	—	—	46,761	—	10,116	36,645
Real estate funds	12,129	—	—	12,129	—	—	12,129
Equity	14,592	—	—	14,592	497	14,095	—
Money market funds and floating income	2,587	17,742	—	20,329	17,742	2,587	—
Private equity	18,311	—	—	18,311	—	—	18,311
Private debt	13,644	—	—	13,644	—	259	13,385
Commodities	2,727	—	—	2,727	2,727	—	—
Guarantee deposits and others	—	—	2,075	2,075	—	2,075	—
Financial receivables	—	—	2,224	2,224	—	2,224	—
Total other current financial assets	289,743	26,852	4,299	320,894	30,076	78,470	212,348
_________________
*A sensitivity analysis was performed at December 31, 2022 on the fair value of the Group’s insurance contracts (recorded within other current financial assets), with the support of an external actuarial expert, using the discounted cash flow method. The main assumptions used to perform the sensitivities are: (i) the vector of prospective returns is calculated from the last certified management rate (known at the valuation date) assuming a trend to the market forward rate, consistent with the current Italian government curve; (ii) the target duration has been assumed to be 5 years; (iii) the prospective investment returns are netted against the management fees; (iv) the cash flow projection was made in line with the underlying contractual conditions; (v) a probability of surrender has been assumed, based on market data and depending on the type of insurance contract considered, ranging from 5.61% to 8.31%. Based on the analysis performed, no significant differences from fair value were noted.

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available NAV.
The following tables provide a breakdown for financial liabilities by category:

	At December 31, 2023
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	897	—	897	21	—	897	—
Non-current borrowings	—	—	113,285	113,285	27	—	113,285	—
Current borrowings	—	—	289,337	289,337	27	—	289,337	—
Other non-current financial liabilities	136,466	—	90	136,556	28	—	136,466	90
Other current financial liabilities	22,102	—	—	22,102	28	—	22,102	—
Trade payables and customer advances	—	—	314,137	314,137	32	—	314,137	—
Lease liabilities – Current / Non-current	—	—	593,725	593,725	29	—	—	593,725
Financial liabilities	158,568	897	1,310,574	1,470,039		—	876,224	593,815

	At December 31, 2022
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	2,362	—	2,362	21	—	2,362	—
Non-current borrowings	—	—	184,880	184,880	27	—	184,880	—
Current borrowings	—	—	286,175	286,175	27	—	286,175	—
Other non-current financial liabilities	178,766	—	27	178,793	28	—	178,766	27
Other current financial liabilities	37,258	—	—	37,258	28		37,258	—
Trade payables and customer advances	—	—	270,936	270,936	32	—	270,936	—
Lease liabilities – Current / Non-current	—	—	443,507	443,507	29	—	—	443,507
Financial liabilities	216,024	2,362	1,185,525	1,403,911		—	960,377	443,534